Share-Based Compensation - Summary of the Status of Employee Stock Options (Details) - Stock Options - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Number of Shares
Outstanding (in shares)	898
Exercised (in shares)	(104)
Expired (in shares)	(2)
Outstanding (in shares)	792
Vested (in shares)	792	900	1,100
Vested and expected to vest (in shares)	792
Weighted Average Exercise Price
Outstanding (in USD per share)	$ 20.04
Exercised (in USD per share)	19.95
Expired (in USD per share)	17.51
Outstanding (in USD per share)	20.06
Vested (in USD per share)	20.06	$ 20.04	$ 19.54
Vested and expected to vest (in USD per share)	$ 20.06
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Weighted Average Contractual Term [Abstract]
Vested and expected to vest	1 year 9 months 10 days
Vested	1 year 9 months 10 days
Outstanding	1 year 9 months 10 days
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Aggregate Intrinsic Value [Abstract]
Outstanding	$ 10,891
Vested	10,891
Vested and expected to vest	$ 10,891